Derivative financial instruments and hedging activities - Notional Amount of Derivatives by Term to Maturity (Absolute Amounts) (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 23,732,226	$ 20,629,076
Debt Syndication Derivatives	1,900	7,700
Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	500	500
Trading credit derivatives protection purchase amount	26,300	12,600
Trading credit derivatives protection sold amount	$ 21,900	$ 7,700